Schedule of investments
Delaware Ivy Government Securities Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.80%
Freddie Mac REMICs
Series 2611 HD 5.00% 5/15/23	21,081	$ 21,027
Series 4568 DA 3.00% 4/15/46	898,478	821,675
Series 4764 PA 3.00% 10/15/45	372,604	354,226
Series 4798 BA 4.00% 5/15/44	152,877	152,061
Series 4922 PA 2.50% 7/25/49	791,744	696,640
Series 4953 PC 2.00% 8/25/49	1,750,455	1,501,335

GNMA Series 2004-31 ZB 5.00% 4/20/34	967,197	967,417
Total Agency Collateralized Mortgage Obligations (cost $5,136,237)		4,514,381

Agency Commercial Mortgage-Backed Securities — 17.22%
Fannie Mae - Aces
Series 2016-M11 A2 2.369% 7/25/26 •	5,432,768	5,020,566
Series 2016-M6 A2 2.488% 5/25/26	1,762,477	1,649,421
Freddie Mac Multifamily Structured Pass Through Certificates
Series K048 A2 3.284% 6/25/25 ♦, •	3,890,000	3,762,747
Series K068 X1 0.425% 8/25/27	65,128,875	1,087,730
Series K076 A2 3.90% 4/25/28 ♦	4,000,000	3,898,587
Series K729 A2 3.136% 10/25/24 ♦	1,000,000	969,703
Series KIR3 A2 3.281% 8/25/27 ♦	5,460,000	5,153,599
Series KSMC A2 2.615% 1/25/23 ♦	5,555,000	5,538,237
Series KW02 A1 2.896% 4/25/26	754,395	734,647
Total Agency Commercial Mortgage-Backed Securities (cost $30,523,964)		27,815,237

Agency Mortgage-Backed Securities — 27.44%
Freddie Mac S.F. 30 yr
3.00% 2/1/50	809,897	718,887
3.50% 6/1/47	1,027,250	952,701
2.50% 2/1/52	2,281,359	1,935,409
2.50% 5/1/52	234,187	198,332
3.50% 7/1/49	1,324,272	1,221,775
3.50% 4/1/52	1,903,549	1,738,061
4.00% 10/1/44	614,173	588,939
4.00% 8/1/52	466,285	439,817
4.00% 9/1/52	1,905,294	1,791,890
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 9/1/52	3,853,134	$ 3,721,912
5.50% 9/1/52	2,896,683	2,923,808
5.50% 11/1/52	2,947,277	2,958,356
Fannie Mae S.F. 20 yr
4.00% 12/1/31	489,805	474,086
4.00% 8/1/42	189,877	179,887
4.00% 9/1/42	463,496	439,108
Fannie Mae S.F. 30 yr
2.00% 3/1/52	1,175,116	957,426
2.50% 4/1/51	2,231,086	1,895,276
2.50% 11/1/51	924,547	784,709
2.50% 1/1/52	1,378,119	1,168,943
2.50% 2/1/52	1,025,267	872,976
3.00% 8/1/49	1,802,164	1,613,616
3.00% 9/1/49	1,381,455	1,236,453
3.00% 10/1/49	599,157	530,200
3.00% 1/1/50	1,618,792	1,441,619
3.50% 5/1/49	924,293	852,954
3.50% 2/1/50	1,368,079	1,280,884
4.50% 2/1/48	862,624	856,095
4.50% 9/1/49	959,650	940,494
5.00% 6/1/52	1,881,587	1,855,566
5.00% 9/1/52	3,973,456	3,918,506
5.50% 10/1/52	1,347,329	1,351,863
5.50% 11/1/52	1,114,892	1,127,797
5.50% 12/1/52	1,254,794	1,258,162
6.00% 4/1/39	91,698	93,150
Total Agency Mortgage-Backed Securities (cost $46,210,363)		44,319,657

Agency Obligations — 1.20%
Federal Home Loan Mortgage
4.00% 2/28/25	980,000	967,104
4.20% 8/28/25	980,000	968,228
Total Agency Obligations (cost $1,960,000)		1,935,332

US Treasury Obligations — 50.54%
US Treasury Bonds
1.375% 11/15/40	3,665,000	2,384,684
1.375% 8/15/50	2,965,000	1,648,644
1.875% 2/15/41	4,255,000	3,009,748
2.50% 2/15/45	3,050,000	2,299,116
2.875% 5/15/52	8,120,000	6,508,688
3.00% 8/15/52	3,040,000	2,505,625
US Treasury Notes
1.125% 2/15/31	6,150,000	5,013,931
1.625% 2/15/26	2,955,000	2,733,837
2.25% 11/15/25	11,325,000	10,721,590
2.75% 8/15/32	1,130,000	1,029,183
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Schedule of investments
Delaware Ivy Government Securities Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.875% 8/15/28	7,495,000	$ 7,059,646
2.875% 5/15/32	7,840,000	7,227,500
3.875% 11/30/27	1,905,000	1,894,880
4.00% 10/31/29	13,195,000	13,202,216
4.125% 10/31/27	8,690,000	8,722,588
4.375% 10/31/24	5,675,000	5,659,261
Total US Treasury Obligations (cost $87,357,222)		81,621,137
	Number of shares
Short-Term Investments — 0.42%
Money Market Mutual Funds — 0.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	171,483	171,483
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	171,483	171,483
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	171,483	171,483
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	171,483	171,483
Total Short-Term Investments (cost $685,932)		685,932

Total Value of Securities—99.62% (cost $171,873,718)		160,891,676
Receivables and Other Assets Net of Liabilities—0.38%		611,580
Net Assets Applicable to 33,594,192 Shares Outstanding—100.00%		$161,503,256
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

2    NQ-IV949 [12/22] 2/23 (2747682)

(Unaudited)
The following futures contracts were outstanding at December 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
37	US Treasury 10 yr Notes	$4,154,985	$4,166,635	3/22/23	$(11,650)	$(5,203)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – Single Family
USD – US Dollar
yr – Year
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